Income Taxes - 10K - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 24, 2022
Deferred tax assets:
Accrued occupancy costs	$ 0	$ 597
Amount due to customers	1,474	1,657
Operating lease liabilities	28,481	25,785
Section 163(j) limitation	1,481	1,017
Net operating losses	14,961	9,069
Tax credits	4,328	4,171
Other accrued liabilities	97	54
Stock compensation	271	223
Property and equipment - State	2,002	2,625
Property and equipment - Federal	0	8,905
Other	3	3
Deferred tax assets	53,098	54,106
Valuation allowance	(43,021)	(38,756)
Net deferred tax assets	10,077	15,350
Deferred tax liabilities:
Property and equipment	(4,599)	0
Operating lease right-of-use assets	(5,478)	(15,350)
Total deferred tax liabilities	(10,077)	(15,350)
Net deferred tax liabilities	$ 0	$ 0